INCOME TAXES	6 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 10 – INCOME TAXES

Cayman Islands and British Virgin Islands (“BVI”)

The Company is incorporated in the Cayman Islands and several of its wholly-own subsidiaries are incorporated in BVI. Under the current laws of the Cayman Islands and the BVI, these entities are not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands and the BVI.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

For the six months ended March 31, 2023 and 2024, Hong Kong Government allowed tax reduction of 100% of the profits tax payable, subject to a ceiling of HK$6,000 (US$769), and HK$3,000 (US$385), respectively.

For the six months ended March 31, 2023 and 2024, the Company generated substantially all of its taxable income in the Hong Kong. The tax expenses records in the Company’s result of operations are almost entirely attributable to income earned in the Hong Kong. Should the Company’s operations expand or change in the future, where the Company generates taxable income in other jurisdictions, the Company’s effective tax rates may substantially change.

Significant components of the provision for income taxes are as follows:

	For the six months ended March 31,
	2023	2024
Hong Kong profit tax:
- Current year	$66,967	$140,514
- Tax Concession	(769)	(385)
Income tax expenses	$66,198	$140,129

The effective tax rates on income before income taxes for the six months ended March 31, 2023 and 2024 was 12.8% and 13.49%, respectively.

No provision for deferred taxation has been made as there were no material temporary difference at reporting period end date.

Reconciliation between the income tax expenses computed by applying the BVI statutory tax rate to income before income taxes and actual provision were as follows:

	For the six months ended March 31,
	2023	2024
	US$	US$
Income before income tax	$517,006	$1,038,924
Tax expenses at the BVI statutory income tax rate	-	-

Tax effect of rate differences in various jurisdictions	85,306	171,422
Tax effect of non-taxable income	(430)	(4,838)
Tax effect of deductible temporary difference	(381)	(4,917)
Tax effect of non-deductible expenditure	3,626	-
Tax concession	(769)	(385)
Additional tax reduction related to two-tiered profits tax regime	(21,154)	(21,154)

Income tax expense	66,198	140,129